UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund
Fidelity® Tax-Exempt Money Market Fund

Semi-Annual Report
April 30, 2023

Contents

Fidelity® Treasury Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund
Investment Summary/Performance April 30, 2023 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	3.95%
Daily Money Class	4.20%
Advisor C Class	3.45%
Fidelity® Treasury Money Market Fund	4.48%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2023, the most recent period shown in the table, would have been 3.93% for Capital Reserves Class, 4.18% for Daily Money Class, 3.43% for Advisor C Class, and 3.44% for Fidelity® Treasury Money Market Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	99.7
8 - 30	0.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Fidelity® Treasury Money Market Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
U.S. Treasury Debt - 6.0%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 6.0%
U.S. Treasury Notes
10/31/23 to 10/31/24 (c)	5.06 to 5.27	2,375,712	2,375,445

TOTAL U.S. TREASURY DEBT (Cost $2,375,445)			2,375,445

U.S. Treasury Repurchase Agreement - 93.5%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
4.8% dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations) #	161,921	161,856
4.82% dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations) #	49,864	49,844
With:
ABN AMRO Bank NV at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $64,285,797, 3.63%, 3/31/30)	63,025	63,000
Barclays Bank PLC at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $436,734,637, 2.25% - 2.63%, 4/15/25 - 5/15/41)	428,171	428,000
BofA Securities, Inc. at 4.81%, dated 4/6/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $7,163,906, 0.88%, 11/15/30)	7,026	7,000
CIBC Bank U.S.A. at 4.81%, dated 3/23/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $138,581,270, 1.13% - 4.38%, 7/15/25 - 8/15/51)	135,757	135,000
Credit AG at 4.81%, dated 4/20/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $43,924,533, 2.25%, 8/15/27)	43,080	43,000
Federal Reserve Bank of New York at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $33,986,589,286, 0.88% - 2.00%, 5/15/26 - 11/15/26)	33,986,589	33,973,000
Fixed Income Clearing Corp. - BNYM at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $818,040,027, 1.75% - 4.25%, 10/15/25 - 11/15/29)	802,321	802,000
ING Financial Markets LLC at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $27,614,572, 0.63% - 2.75%, 8/31/25 - 8/15/30)	27,011	27,000
Lloyds Bank PLC at:
4.75%, dated:
2/6/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $22,671,201, 0.75% - 2.50%, 8/15/24 - 8/15/27)	22,267	22,000
2/7/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $14,426,051, 0.75% - 3.25%, 8/15/24 - 6/30/27)	14,168	14,000
4.77%, dated 3/2/23 due 5/2/23 (Collateralized by U.S. Treasury Obligations valued at $27,737,927, 0.75% - 2.88%, 11/15/24 - 8/15/28)	27,218	27,000
4.82%, dated 3/9/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $26,688,062, 3.25%, 6/30/27)	26,212	26,000
4.84%, dated 3/27/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $21,504,478, 2.38% - 2.88%, 8/15/24 - 11/30/25)	21,107	21,000
4.86%, dated 3/16/23 due 5/16/23 (Collateralized by U.S. Treasury Obligations valued at $13,331,614, 3.25%, 6/30/27)	13,107	13,000
4.87%, dated 2/22/23 due 5/22/23 (Collateralized by U.S. Treasury Obligations valued at $21,599,732, 0.38%, 7/31/27)	21,253	21,000
4.9%, dated 2/28/23 due 5/30/23 (Collateralized by U.S. Treasury Obligations valued at $24,667,275, 3.25%, 6/30/27)	24,297	24,000
Mizuho Bank, Ltd. at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $109,783,361, 1.25%, 8/15/31)	107,043	107,000
MUFG Securities (Canada), Ltd. at 4.81%, dated 4/24/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $21,458,834, 0.25% - 6.13%, 9/30/25 - 11/15/43)	21,028	21,000
MUFG Securities EMEA PLC at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $164,374,619, 2.38% - 4.25%, 9/30/24 - 2/15/53)	160,064	160,000
Natixis SA at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $108,423,093, 1.25% - 4.38%, 4/15/26 - 5/15/50)	106,042	106,000
Norinchukin Bank at 4.85%, dated 4/25/23 due 5/2/23 (Collateralized by U.S. Treasury Obligations valued at $5,102,101, 2.75%, 5/31/29)	5,005	5,000
RBS Securities, Inc. at 4.8%, dated:
4/27/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $78,581,942, 1.13%, 2/15/31)	77,072	77,000
4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $18,471,627, 1.13% - 6.25%, 5/15/30 - 8/15/52)	18,007	18,000
SMBC Nikko Securities America, Inc. at 4.8%, dated 4/28/23 due 5/1/23 (Collateralized by U.S. Treasury Obligations valued at $714,458,941, 0.00% - 3.38%, 7/6/23 - 11/15/48)	700,280	700,000
Societe Generale at 4.8%, dated:
4/25/23 due 5/2/23 (Collateralized by U.S. Treasury Obligations valued at $40,832,686, 2.25%, 5/15/41)	40,037	40,000
4/27/23 due 5/3/23 (Collateralized by U.S. Treasury Obligations valued at $78,581,940, 2.25%, 5/15/41)	77,062	77,000
Sumitomo Mitsui Trust Bank Ltd. at 4.97%, dated 4/26/23 due 5/5/23 (Collateralized by U.S. Treasury Obligations valued at $10,025,216, 1.63% - 3.25%, 8/31/24 - 8/15/29)	9,769	9,750
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $37,178,450)		37,178,450

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $39,553,895)	39,553,895
NET OTHER ASSETS (LIABILITIES) - 0.5%	205,394
NET ASSETS - 100.0%	39,759,289

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$161,856,000 due 5/01/23 at 4.80%
BofA Securities, Inc.	3,020
Sumitomo Mitsui Banking Corp. NY	158,836
161,856

$49,844,000 due 5/01/23 at 4.82%
Citigroup Global Markets, Inc.	49,844
49,844

Fidelity® Treasury Money Market Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $37,178,450) - See accompanying schedule Unaffiliated issuers (cost $39,553,895):		$39,553,895
Cash		99,001
Receivable for fund shares sold		391,991
Interest receivable		45,850
Prepaid expenses		11
Receivable from investment adviser for expense reductions		85
Other receivables		365
Total assets		40,091,198
Liabilities
Payable for fund shares redeemed	$270,910
Distributions payable	45,112
Accrued management fee	8,318
Distribution and service plan fees payable	1,361
Other affiliated payables	5,405
Other payables and accrued expenses	803
Total Liabilities		331,909
Net Assets		$39,759,289
Net Assets consist of:
Paid in capital		$39,759,462
Total accumulated earnings (loss)		(173)
Net Assets		$39,759,289

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value , offering price and redemption price per share ($1,962,444 ÷ 1,961,657 shares)		$1.00
Daily Money Class :
Net Asset Value , offering price and redemption price per share ($2,335,641 ÷ 2,335,289 shares)		$1.00
Advisor C Class :
Net Asset Value and offering price per share ($91,830 ÷ 91,819 shares)		$1.00
Fidelity Treasury Money Market Fund :
Net Asset Value , offering price and redemption price per share ($35,369,374 ÷ 35,369,381 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Interest		$805,117
Expenses
Management fee	$45,992
Transfer agent fees	28,481
Distribution and service plan fees	7,294
Accounting fees and expenses	829
Custodian fees and expenses	49
Independent trustees' fees and expenses	63
Registration fees	2,145
Audit	24
Legal	31
Miscellaneous	34
Total expenses before reductions	84,942
Expense reductions	(467)
Total expenses after reductions		84,475
Net Investment income (loss)		720,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6
Total net realized gain (loss)		6
Net increase in net assets resulting from operations		$720,648
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$720,642	$239,574
Net realized gain (loss)	6	(227)
Net increase in net assets resulting from operations	720,648	239,347
Distributions to shareholders	(720,629)	(239,562)
Share transactions - net increase (decrease)	6,811,602	(757,238)
Total increase (decrease) in net assets	6,811,621	(757,453)

Net Assets
Beginning of period	32,947,668	33,705,121
End of period	$39,759,289	$32,947,668

Financial Highlights
Fidelity® Treasury Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	.005	- B	.003	.014	.007
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.017	.005	- B	.003	.014	.007
Distributions from net investment income	(.017)	(.005)	- B	(.003)	(.014)	(.007)
Total distributions	(.017)	(.005)	- B	(.003)	(.014)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.72%	.50%	.01%	.27%	1.41%	.75%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.98% G	.96%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95% G	.52%	.08%	.49%	.94%	.95%
Expenses net of all reductions	.95% G	.52%	.08%	.49%	.94%	.95%
Net investment income (loss)	3.46% G	.46%	.01%	.17%	1.40%	.76%
Supplemental Data
Net assets, end of period (in millions)	$1,962	$1,487	$1,486	$1,320	$1,407	$1,201

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Fidelity® Treasury Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.018	.006	- B	.004	.017	.010
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.018	.006	- B	.004	.017	.010
Distributions from net investment income	(.018)	(.006)	- B	(.004)	(.017)	(.010)
Total distributions	(.018)	(.006)	- B	(.004)	(.017)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.84%	.61%	.01%	.36%	1.66%	1.00%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.72% G	.71%	.71%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70% G	.42%	.08%	.40%	.69%	.70%
Expenses net of all reductions	.70% G	.42%	.08%	.40%	.69%	.70%
Net investment income (loss)	3.71% G	.56%	.01%	.25%	1.65%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$2,336	$1,921	$1,827	$2,194	$1,934	$1,889

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Fidelity® Treasury Money Market Fund Advisor C Class

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.003	- B	.001	.009	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.003	- B	.001	.009	.003
Distributions from net investment income	(.015)	(.003)	- B	(.001)	(.009)	(.003)
Total distributions	(.015)	(.003)	- B	(.001)	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.47%	.32%	.01%	.09%	.91%	.31%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.48% H	1.46%	1.47%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	1.45% H	.81%	.08%	.57%	1.44%	1.39%
Expenses net of all reductions	1.45% H	.81%	.08%	.57%	1.43%	1.39%
Net investment income (loss)	2.96% H	.17%	.01%	.08%	.90%	.32%
Supplemental Data
Net assets, end of period (in millions)	$92	$122	$77	$119	$72	$97

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

Fidelity® Treasury Money Market Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.007	- B	.005	.019	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.007	- B	.005	.019	.013
Distributions from net investment income	(.020)	(.007)	- B	(.005)	(.019)	(.013)
Total distributions	(.020)	(.007)	- B	(.005)	(.019)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.99%	.75%	.01%	.47%	1.95%	1.29%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% G	.28%	.08%	.29%	.41%	.42%
Expenses net of all reductions	.42% G	.28%	.08%	.29%	.41%	.42%
Net investment income (loss)	3.99% G	.70%	.01%	.36%	1.93%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$35,369	$29,418	$30,315	$25,111	$14,992	$11,221

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Fidelity® Tax-Exempt Money Market Fund
Investment Summary/Performance April 30, 2023 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	2.33%
Daily Money Class	2.58%
Fidelity® Tax-Exempt Money Market Fund	2.86%
Premium Class	2.98%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2023, the most recent period shown in the table, would have been 2.55% for Capital Reserves Class, 2.80% for Daily Money Class, 3.06% for Fidelity® Tax-Exempt Money Market Fund, and 4.55% for Premium Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	83.8
8 - 30	3.7
31 - 60	6.3
61 - 90	0.7
91 - 180	1.0
> 180	4.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Fidelity® Tax-Exempt Money Market Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Variable Rate Demand Note - 41.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 3.78% 5/1/23, VRDN (b)	4,500	4,500
Series 2014 B, 3.78% 5/1/23, VRDN (b)	4,860	4,860
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 3.94% 5/5/23, LOC Bank of America NA, VRDN (b)(c)	17,860	17,860
Series 2011 B, 3.94% 5/5/23, LOC Bank of America NA, VRDN (b)(c)	14,600	14,600
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 4.01% 5/5/23, LOC Bayerische Landesbank, VRDN (b)	13,500	13,500
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.98% 5/5/23, VRDN (b)	10,400	10,400
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 3.85% 5/1/23, VRDN (b)	4,800	4,800
West Jefferson Indl. Dev. Series 2008, 3.98% 5/5/23, VRDN (b)	11,100	11,100
TOTAL ALABAMA		81,620
Alaska - 1.9%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 3.85% 5/5/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	11,200	11,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 4.02% 5/5/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	16,500	16,500
Series 1994 C, 3.75% 5/5/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	24,000	24,000
TOTAL ALASKA		51,700
Arizona - 0.9%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 4.13% 5/5/23, VRDN (b)	15,825	15,825
Series 2009 C, 4.1% 5/5/23, VRDN (b)	6,100	6,100
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 3.95% 5/5/23, LOC Bank of America NA, VRDN (b)	2,200	2,200
TOTAL ARIZONA		24,125
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Bonds Series 2020 B, 3.8% 5/5/23, LOC The Toronto-Dominion Bank, VRDN (b)	1,020	1,020
Colorado Univ. Co. Hosp. Auth. Rev. Series 2017 B2, 3.93% 5/5/23, VRDN (b)	15,270	15,270
TOTAL COLORADO		16,290
Connecticut - 2.1%
Connecticut Gen. Oblig. Series 2016 C, 3.98% 5/5/23 (Liquidity Facility Bank of America NA), VRDN (b)	20,885	20,885
Connecticut Health & Edl. Facilities Auth. Rev.:
(Trinity College Proj.) Series L, 3.86% 5/5/23, LOC JPMorgan Chase Bank, VRDN (b)	8,085	8,085
Series 2013 O, 3.99% 5/5/23, VRDN (b)	11,610	11,610
Series 2014 C, 3.99% 5/5/23, VRDN (b)	7,230	7,230
Connecticut Hsg. Fin. Auth.:
(Mtg. Fin. Prog.) Series C3, 3.85% 5/5/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,400	3,400
Series 2016 A, 3.85% 5/5/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,000	3,000
Series 2019 B3, 3.93% 5/5/23 (Liquidity Facility Bank of America NA), VRDN (b)	4,820	4,820
TOTAL CONNECTICUT		59,030
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.94% 5/5/23, VRDN (b)	2,300	2,300
Series 1999 A, 4.1% 5/5/23, VRDN (b)	3,500	3,500
TOTAL DELAWARE		5,800
District Of Columbia - 0.1%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Park 7 at Minnesota Benning Proj.) Series 2012, 3.97% 5/5/23, LOC Freddie Mac, VRDN (b)	1,895	1,895
Florida - 1.6%
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 3.98% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	7,660	7,660
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 3.85% 5/5/23, VRDN (b)	1,735	1,735
Series 2021 D:
3.75% 5/5/23, VRDN (b)	6,300	6,300
3.95% 5/5/23, VRDN (b)	17,500	17,500
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.86% 5/1/23, VRDN (b)	9,390	9,390
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 3.95% 5/5/23, VRDN (b)	2,800	2,800
TOTAL FLORIDA		45,385
Georgia - 0.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3.96% 5/1/23, VRDN (b)	3,350	3,350
Series 2018, 4.1% 5/1/23, VRDN (b)	9,310	9,310
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 4% 5/1/23, VRDN (b)	9,100	9,100
TOTAL GEORGIA		21,760
Illinois - 1.4%
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) Series 1994, 3.8% 5/5/23, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (b)	2,000	2,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 3.83% 5/5/23, LOC PNC Bank NA, VRDN (b)	7,250	7,250
(Latin School Proj.) Series 2005 B, 3.8% 5/5/23, LOC JPMorgan Chase Bank, VRDN (b)	2,300	2,300
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 4% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	16,725	16,725
FHLMC:
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008, 3.97% 5/5/23, LOC Freddie Mac, VRDN (b)	7,085	7,085
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 3.95% 5/5/23, LOC Freddie Mac, VRDN (b)	4,000	4,000
TOTAL ILLINOIS		39,360
Indiana - 1.1%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 3.95% 5/5/23, LOC Mizuho Bank Ltd., VRDN (b)	1,400	1,400
Series 2005, 4.05% 5/5/23, LOC Rabobank Nederland New York Branch, VRDN (b)	15,000	15,000
Indiana Fin. Auth. Rev. Series 2008 E7, 3.75% 5/5/23, VRDN (b)	14,900	14,900
TOTAL INDIANA		31,300
Iowa - 1.2%
Council Bluffs Poll. Cont. Series 1995, 3.75% 5/5/23, VRDN (b)	11,200	11,200
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 3.89% 5/5/23, VRDN (b)	1,700	1,700
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 3.91% 5/5/23, VRDN (b)	19,700	19,700
TOTAL IOWA		32,600
Kansas - 1.0%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.08% 5/5/23, VRDN (b)	6,400	6,400
Series 2007 B, 4.08% 5/5/23, VRDN (b)	3,500	3,500
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 4.05% 5/5/23, VRDN (b)	700	700
Series 1994, 4.05% 5/5/23, VRDN (b)	11,500	11,500
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 4.05% 5/5/23, VRDN (b)	1,200	1,200
(Western Resources, Inc. Proj.) Series 1994, 4.05% 5/5/23, VRDN (b)	5,100	5,100
TOTAL KANSAS		28,400
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.35% 5/5/23, VRDN (b)	10,120	10,120
Series 2010 B1, 4.25% 5/5/23, VRDN (b)	8,500	8,500
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 3.89% 5/5/23, LOC Freddie Mac, VRDN (b)	1,100	1,100
TOTAL LOUISIANA		19,720
Massachusetts - 0.2%
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 3.95% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	4,605	4,605
Michigan - 1.4%
Central Michigan Univ. Rev. Series 2008 A, 4% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	7,760	7,760
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 3.92% 5/5/23, LOC JPMorgan Chase Bank, VRDN (b)	6,000	6,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 4% 5/5/23 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	3,500	3,500
Michigan State Hsg. Dev. Auth. Series 2022 B, 3.82% 5/5/23, LOC Bank of America NA, VRDN (b)	12,225	12,225
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.9% 5/5/23, LOC Bank of Nova Scotia, VRDN (b)	6,000	6,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.97% 5/5/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	2,670	2,670
TOTAL MICHIGAN		38,155
Minnesota - 0.9%
Hennepin County Gen. Oblig. Series 2018 B, 3.85% 5/5/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	10,560	10,560
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 3.8% 5/5/23, LOC JPMorgan Chase Bank, VRDN (b)	14,990	14,990
TOTAL MINNESOTA		25,550
Missouri - 1.3%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC HealthCare Proj.) Series 2008 A, 3.85% 5/5/23 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	6,500	6,500
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2003 C2, 3.75% 5/5/23, VRDN (b)	10,195	10,195
Series 2003 C3, 3.92% 5/5/23, VRDN (b)	10,250	10,250
Series 2008 C5, 3.75% 5/5/23, VRDN (b)	10,560	10,560
TOTAL MISSOURI		37,505
Nebraska - 1.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 C, 3.8% 5/5/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	13,770	13,770
Series 2022 E, 3.75% 5/5/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	14,100	14,100
TOTAL NEBRASKA		27,870
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 D3, 3.96% 5/5/23, LOC Bank of America NA, VRDN (b)	1,300	1,300
New York - 2.1%
New York City Gen. Oblig. Series D5, 3.83% 5/5/23, LOC PNC Bank NA, VRDN (b)	9,875	9,875
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2016 AA2, 3.84% 5/5/23 (Liquidity Facility PNC Bank NA), VRDN (b)	14,900	14,900
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E1, 3.85% 5/5/23, LOC Barclays Bank PLC, VRDN (b)	1,045	1,045
Series 2012 G2, 4% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	20,440	20,440
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 3.89% 5/5/23, LOC Fannie Mae, VRDN (b)	13,100	13,100
TOTAL NEW YORK		59,360
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 1, 3.91% 5/30/23, VRDN (b)(d)	3,000	3,000
North Carolina - 0.1%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 3.88% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	1,000	1,000
Raleigh Combined Enterprise Sys. Rev. Series 2008 A, 3.86% 5/5/23 (Liquidity Facility Bank of America NA), VRDN (b)	1,000	1,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 3.83% (b)	395	395
TOTAL NORTH CAROLINA		2,395
Ohio - 2.4%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.93% 5/5/23, LOC Northern Trust Co., VRDN (b)	9,320	9,320
Franklin County Hosp. Facilities Rev.:
Series 2013 A, 3.74% 5/5/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,685	4,685
Series 2013 B, 3.74% 5/5/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,000	3,000
Series 2017 B, 3.74% 5/5/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,200	9,200
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 3.7% 5/5/23, VRDN (b)	23,500	23,500
Ohio Hosp. Rev. Series 2021 D, 3.82% 5/5/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,500	5,500
Ohio State Univ. Gen. Receipts Series 2014 B1, 3.65% 5/5/23, VRDN (b)	10,180	10,180
TOTAL OHIO		65,385
Pennsylvania - 2.6%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 3.98% 5/5/23, LOC Truist Bank, VRDN (b)	2,400	2,400
Beaver County Indl. Dev. Auth. Series 2018 A, 3.98% 5/5/23, LOC Truist Bank, VRDN (b)	2,410	2,410
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2020 D, 4% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	10,890	10,890
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 3.89% 5/5/23, LOC PNC Bank NA, VRDN (b)	3,570	3,570
(Willow Valley Retirement Proj.) Series 2009 B, 3.89% 5/5/23, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 3.94% 5/5/23, LOC Bank of America NA, VRDN (b)	25,300	25,300
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 3.82% 5/5/23, LOC Bank of America NA, VRDN (b)	17,310	17,310
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 4% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	2,835	2,835
Philadelphia Gen. Oblig. Series 2009 B, 3.8% 5/5/23, LOC Barclays Bank PLC, VRDN (b)	3,830	3,830
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 4.01% 5/5/23, LOC Fannie Mae, VRDN (b)	1,800	1,800
TOTAL PENNSYLVANIA		72,345
Tennessee - 0.1%
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 3.98% 5/5/23, LOC Truist Bank, VRDN (b)	3,000	3,000
Texas - 7.7%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 C, 3.75% 5/5/23, VRDN (b)	20,400	20,400
Series 2016 D, 4% 5/5/23, VRDN (b)	5,595	5,595
Series 2019 F, 4% 5/5/23, VRDN (b)	6,925	6,925
Houston Util. Sys. Rev.:
Series 2004 B2, 3.86% 5/5/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,850	3,850
Series 2004 B4, 3.86% 5/5/23, LOC PNC Bank NA, VRDN (b)	2,500	2,500
Series 2004 B5, 3.86% 5/5/23 (Liquidity Facility UBS AG), VRDN (b)	13,400	13,400
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 3.9% 5/5/23 (TotalEnergies SE Guaranteed), VRDN (b)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 3.87% 5/5/23 (TotalEnergies SE Guaranteed), VRDN (b)	14,365	14,365
Series 2012, 3.9% 5/5/23 (TotalEnergies SE Guaranteed), VRDN (b)	36,400	36,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 3.9% 5/5/23 (TotalEnergies SE Guaranteed), VRDN (b)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 3.9% 5/5/23 (TotalEnergies SE Guaranteed), VRDN (b)	11,700	11,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 3.8% 5/5/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	18,820	18,820
Series 2008 C3, 3.8% 5/5/23, LOC Bank of Montreal, VRDN (b)	2,610	2,610
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 4.05% 5/5/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	8,220	8,220
Series 2011 A, 4.05% 5/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	12,085	12,085
Series 2011 B, 4.05% 5/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	9,105	9,105
Series 2012 B, 4.05% 5/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,100	6,100
Series 2013 B, 4.05% 5/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	12,245	12,245
Series 2014 A, 4.05% 5/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,945	4,945
Series 2019, 3.8% 5/5/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,125	17,125
TOTAL TEXAS		213,590
Utah - 1.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.1% 5/5/23, VRDN (b)	37,900	37,900
Virginia - 1.7%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2018 C, 3.92% 5/5/23, VRDN (b)	2,300	2,300
Series 2016 C, 3.92% 5/5/23, VRDN (b)	3,500	3,500
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev.:
Series 2016 B, 4% 5/5/23, VRDN (b)	10,200	10,200
Series 2016, 3.96% 5/5/23, VRDN (b)	11,200	11,200
Roanoke Econ. Dev. Authority. Series 2020 C, 3.9% 5/5/23, LOC Wells Fargo Bank NA, VRDN (b)	3,000	3,000
Virginia Small Bus. Fin. Auth. Hosp. Rev.:
Series 2008 A, 3.83% 5/5/23, LOC PNC Bank NA, VRDN (b)	13,100	13,100
Series 2008 B, 3.9% 5/5/23, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
TOTAL VIRGINIA		48,300
Washington - 0.4%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 3.98% 5/5/23, LOC Bank of America NA, VRDN (b)	3,000	3,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 3.96% 5/5/23, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	7,800	7,800
TOTAL WASHINGTON		10,800
West Virginia - 1.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 3.98% 5/5/23, LOC Truist Bank, VRDN (b)	5,715	5,715
Series 2018 C, 4% 5/5/23, LOC TD Banknorth, NA, VRDN (b)	1,900	1,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 4.02% 5/5/23, LOC Truist Bank, VRDN (b)	21,665	21,665
TOTAL WEST VIRGINIA		29,280
Wyoming - 0.5%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 4.08% 5/5/23, VRDN (b)	3,200	3,200
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.08% 5/5/23, VRDN (b)	10,630	10,630
TOTAL WYOMING		13,830
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,153,155)		1,153,155

Tender Option Bond - 36.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series XF 31 04, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	5,580	5,580
Arizona - 0.5%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.98% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	445	445
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,605	10,605
Mesa Util. Sys. Rev. Participating VRDN Series XM 10 12, 3.91% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	500	500
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,015	2,015
TOTAL ARIZONA		13,565
California - 0.2%
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,226	2,226
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,500	3,500
TOTAL CALIFORNIA		5,726
Colorado - 1.8%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 3.89% 5/5/23 (Liquidity Facility UBS AG) (b)(e)(f)	2,905	2,905
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XG 02 51, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,685	2,685
Series XM 08 29, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,195	2,195
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series E 143, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	38,320	38,320
Series MS 3316, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,700	3,700
TOTAL COLORADO		49,805
Connecticut - 2.8%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	19,245	19,245
Series Floaters 016, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	32,000	32,000
Series Floaters XL 00 66, 3.89% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,945	7,945
Series Floaters YX 10 95, 3.89% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,425	4,425
Series XM 10 35, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,305	5,305
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 4.04%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,900	1,900
Participating VRDN Series 2022 YX 12 55, 3.89% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,020	6,020
TOTAL CONNECTICUT		76,840
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,500	1,500
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 3.91% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,255	1,255
Series XF 08 55, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,140	2,140
Series XG 02 67, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	7,470	7,470
TOTAL DISTRICT OF COLUMBIA		12,365
Florida - 2.1%
Brevard County Health Facilities Auth. Rev. Participating VRDN Series XL 02 53, 3.91% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,630	2,630
Broward County Convention Ctr. Bonds Series MS 00 11, 3.84%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	6,600	6,600
Broward County School District Participating VRDN Series XM 09 96, 3.89% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,000	16,000
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 3.55% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,080	8,080
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.97% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	600	600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series XF 31 00, 3.89% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,270	4,270
Florida Gen. Oblig. Participating VRDN Series Floaters XF 06 80, 3.91% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,775	1,775
Hillsborough County Indl. Dev. Participating VRDN Series XG 04 67, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,720	3,720
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,435	1,435
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 3.9% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,400	4,400
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 04 52, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,790	1,790
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 3.62% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,100	1,100
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,730	1,730
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 08 68, 4.01% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	400	400
Tampa Health Sys. Rev. Participating VRDN Series Floaters ZF 26 96, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,925	1,925
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 4.06%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300	300
TOTAL FLORIDA		58,155
Georgia - 2.3%
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 3.89% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,225	1,225
Series XL 03 07, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,140	3,140
Series XX 12 80, 3.89% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,900	5,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 3.9% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,700	14,700
Series Floaters E 107, 3.91% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,700	4,700
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 4.01% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,200	5,200
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.96% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	625	625
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XL 04 28, 3.92% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,595	2,595
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,605	1,605
Series XF 08 30, 3.91% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,990	2,990
Series XF 28 47, 3.72% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,625	8,625
Series XG 04 70, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,800	1,800
Main Street Natural Gas, Inc. Participating VRDN Series ZL 03 06, 3.91% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,600	4,600
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,130	5,130
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 3.89% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,000	2,000
TOTAL GEORGIA		64,835
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 3.91% 5/5/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	1,850	1,850
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,590	3,590
TOTAL HAWAII		5,440
Illinois - 4.3%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,300	9,300
Series 2022 XF 30 45, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,050	3,050
Series Floaters XL 01 05, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,815	12,815
Series XX 12 64, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	400	400
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,495	1,495
Chicago Transit Auth. Participating VRDN Series XL 01 45, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,225	2,225
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,395	1,395
Illinois Fin. Auth. Participating VRDN:
Series 2022 ZF 30 56, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,695	2,695
Series XF 30 36, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 3.96% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,720	5,720
Series XF 07 11, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,550	13,550
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,900	1,900
Series Floaters XF 10 13, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,715	5,715
Series Floaters XL 00 54, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,620	8,620
Series Floaters YX 10 72, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,895	7,895
Series Floaters YX 10 86, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	745	745
Series XF 10 10, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,900	2,900
Series XL 02 60, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,910	2,910
Series XM 07 59, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	820	820
Series XM 10 48, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,000	5,000
Series XM 10 49, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,300	1,300
Series XX 11 41, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	800	800
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Floaters XF 27 67, 3.92% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,800	4,800
Series XM 10 02, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,245	4,245
Series ZL 03 30, 3.92% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,975	1,975
Will County Illinois Participating VRDN Series XF 26 91, 3.77% 5/5/23 (Liquidity Facility Citibank NA) (b)(e)(f)	12,180	12,180
TOTAL ILLINOIS		118,450
Indiana - 0.3%
Indiana Health Facility Fing. Auth. Rev. Bonds Series MS 00 12, 3.96%, tender 6/1/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	9,455	9,455
Kansas - 0.1%
K-State Athletics, Inc. Participating VRDN Series XF 15 10, 3.91% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,575	1,575
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,200	2,200
TOTAL KANSAS		3,775
Kentucky - 0.5%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.96% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	3,200	3,200
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,405	5,405
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,300	4,300
TOTAL KENTUCKY		12,905
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 3.89% (b)(e)(f)	43,065	43,065
Maryland - 0.4%
Baltimore County Gen. Oblig. Participating VRDN Series Floaters XF 06 82, 3.91% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,470	3,470
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.06%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300	300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XG 01 77, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,850	1,850
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 3.9% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,115	5,115
TOTAL MARYLAND		10,735
Michigan - 1.0%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.96% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	365	365
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XF 26 09, 3.75% 5/5/23 (Liquidity Facility Citibank NA) (b)(e)(f)	800	800
Michigan Fin. Auth. Rev. Participating VRDN:
Series XG 04 33, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,800	5,800
Series XM 04 72, 3.89% 5/5/23 (Liquidity Facility Citibank NA) (b)(e)(f)	3,750	3,750
Series ZF 30 32, 3.89% 5/5/23 (Liquidity Facility UBS AG) (b)(e)(f)	2,600	2,600
Michigan Hosp. Fin. Auth. Rev.:
Bonds Series MS 00 15, 3.96%, tender 6/1/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	8,500	8,500
Participating VRDN Series 2022 ZF 14 01, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,250	1,250
Michigan State Univ. Revs. Participating VRDN Series ZL 03 79, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,020	2,020
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,100	3,100
TOTAL MICHIGAN		28,185
Minnesota - 0.0%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,340	1,340
Missouri - 1.3%
Kansas City Spl. Oblig. Participating VRDN Series XG 03 61, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,700	1,700
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 3.9% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,600	1,600
Series Floaters XG 01 57, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,845	4,845
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.91% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,600	14,600
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters C17, 3.9% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,860	3,860
Series XL 04 24, 3.75% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,990	4,990
RBC Muni. Products, Inc. Trust Bonds Series 2023, 4.06%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,400	1,400
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,400	2,400
TOTAL MISSOURI		35,395
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.91% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	900	900
Nevada - 0.4%
Clark County Fuel Tax Participating VRDN Series Floaters XF 25 80, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,900	4,900
Clark County School District Participating VRDN Series XF 14 73, 3.98% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,100	1,100
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,400	5,400
TOTAL NEVADA		11,400
New Jersey - 0.9%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,900	6,900
Series Floaters XG 01 68, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,700	2,700
Series Floaters XL 00 52, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,600	4,600
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 3.91% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,200	2,200
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XX 10 93, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,000	7,000
Series YX 12 68, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,495	2,495
TOTAL NEW JERSEY		25,895
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 3.91% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,500	1,500
New York - 3.9%
New York City Gen. Oblig. Participating VRDN:
Series 2020 003, 4.01% 6/9/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	800	800
Series E 133, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	23,000	23,000
Series Floaters E87, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,295	3,295
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,000	10,000
Series XF 13 25, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,500	2,500
Series XF 13 36, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,600	2,600
Series XL 03 85, 3.88% 5/5/23 (Liquidity Facility Citibank NA) (b)(e)(f)	1,370	1,370
New York Dorm. Auth. Rev.:
Bonds Series MS 00 09, 3.94%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,700	1,700
Participating VRDN Series E-146, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,100	5,100
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 3.91% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,700	6,700
Series XF 28 68, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,700	16,700
Series XF 28 78, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,200	2,200
Series XF 30 00, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	15,230	15,230
Series XG 02 90, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,700	12,700
Triborough Bridge & Tunnel Auth. Participating VRDN Series XF 13 32, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,000	3,000
TOTAL NEW YORK		106,895
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Participating VRDN Series Floaters XF 26 00, 3.89% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	900	900
North Carolina - 0.5%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters XG 02 07, 3.89% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,900	1,900
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,451	1,451
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 XF2165, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,585	7,585
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series XF 13 52, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,500	2,500
TOTAL NORTH CAROLINA		13,436
Ohio - 1.5%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 3.95% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,100	1,100
Berea Ohio City School District Participating VRDN Series RBC G 54, 3.85% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,600	1,600
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.96% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	600	600
Cuyahoga County Hosp. Rev. Participating VRDN:
Series 2022 XX 12 67, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,270	6,270
Series XX 12 66, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,900	3,900
Green Local School District Summit Participating VRDN Series 2022 XL 03 31, 3.98% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,750	3,750
Montgomery County Hosp. Rev. Participating VRDN:
Series Floaters E 132, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	15,400	15,400
Series XX 12 48, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,365	1,365
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 3.65% 5/2/23 (Liquidity Facility Citibank NA) (b)(e)(f)	4,000	4,000
Ohio Hosp. Rev. Participating VRDN Series C18, 3.9% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,400	1,400
Ohio State Univ. Gen. Receipts Participating VRDN Series XL 03 21, 3.9% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,100	2,100
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 4.06%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	800	800
TOTAL OHIO		42,285
Oklahoma - 0.4%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,300	2,300
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,540	7,540
TOTAL OKLAHOMA		9,840
Oregon - 0.3%
Beaverton School District Participating VRDN Series 2022 XF 14 19, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,300	6,300
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 3.96% 5/4/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,400	3,400
TOTAL OREGON		9,700
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,000	3,000
Central Bradford Progress Auth. Rev. Participating VRDN Series XF 13 46, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,675	1,675
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XL 00 60, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,300	1,300
Geisinger Auth. Health Sys. Rev. Participating VRDN Series XM 08 87, 4.01% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	440	440
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZM 06 50, 3.89% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,275	2,275
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 3.89% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,270	4,270
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XX 10 44, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300	300
Philadelphia Auth. for Indl. Dev. Participating VRDN:
Series XG 02 53, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	720	720
Series XM 00 05, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	800	800
Philadelphia School District Participating VRDN Series XM 08 60, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,625	1,625
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,000	1,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,615	3,615
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN:
Series XF 30 41, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Series XG 04 13, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,265	1,265
Series XM 10 57, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,400	1,400
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,500	2,500
TOTAL PENNSYLVANIA		30,185
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,300	1,300
South Carolina - 1.4%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 3.91% 5/5/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	3,225	3,225
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	28,895	28,895
Series Floaters XG 01 49, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,200	2,200
Series XL 04 18, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,245	2,245
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 4.06%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	500	500
Participating VRDN Series Floaters XM 06 91, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,500	1,500
TOTAL SOUTH CAROLINA		38,565
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 14 09, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,625	5,625
Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,200	8,200
Series Floaters XG 01 94, 3.9% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,100	3,100
TOTAL TENNESSEE		11,300
Texas - 2.7%
Alamo Cmnty. College District Rev. Bonds Series G-111, 4.06%, tender (b)(d)(e)(f)	670	670
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,400	3,400
Aubrey Tex Independent School District Participating VRDN Series 2022 XF 13 72, 3.9% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,075	3,075
El Paso Independent School District Participating VRDN Series Solar 17 01, 3.91% 5/5/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	4,785	4,785
El Paso Wtr. & Swr. Rev. Bonds Series 2022 MS 00 10, 3.96%, tender 5/18/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,175	5,175
Grand Parkway Trans. Corp. Participating VRDN Series XG 04 44, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,875	1,875
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XL 03 23, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,960	2,960
Leander Independent School District Participating VRDN Series 2022 XF 30 37, 3.89% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,160	12,160
Lower Colorado River Auth. Rev. Participating VRDN Series XM 11 05, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,265	6,265
North Ft. Bend Wtr. Auth. Participating VRDN Series ZF 30 86, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,985	3,985
North Texas Tollway Auth. Rev. Bonds Series G-112, 4.06%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	400	400
RBC Muni. Products, Inc. Trust Bonds Series G 124, 4.06%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)(g)	900	900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000	5,000
Series 16 XF0411, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,725	2,725
Series 16 ZF 0282, 3.91% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,070	1,070
Series XG 04 21, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,215	2,215
Series ZF 14 37, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,500	2,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 06 98, 3.9% 5/5/23 (Liquidity Facility UBS AG) (b)(e)(f)	1,800	1,800
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 3.89% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,240	2,240
Series Floaters XF 27 30, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,400	4,400
Series XM 10 50, 3.89% 5/5/23 (Liquidity Facility Citibank NA) (b)(e)(f)	3,625	3,625
Ysleta Tex Independent School District Participating VRDN Series XF 13 95, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,335	4,335
TOTAL TEXAS		75,560
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series E152, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,200	7,200
Virginia - 0.8%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,800	3,800
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	10,937	10,937
Hampton Roads Trans. Accountability Commission Participating VRDN Series ZL 02 43, 3.89% 5/5/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,330	1,330
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	800	800
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C19, 3.9% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,500	2,500
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.87% 5/5/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	3,400	3,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 4.06%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300	300
TOTAL VIRGINIA		23,067
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series XM 11 01, 3.87% 5/5/23 (Liquidity Facility Citibank NA) (b)(e)(f)	1,895	1,895
CommonSpirit Health Participating VRDN Series XF 1017, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200	1,200
Gonzaga Univ. Participating VRDN Series XG 03 80, 3.9% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,230	1,230
Multicare Health Sys. Participating VRDN Series E 153, 3.89% 5/5/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,400	5,400
RBC Muni. Products, Inc. Trust Bonds Series G 123, 4.06%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	700	700
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,600	7,600
Series XG 02 87, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,090	2,090
Series XG 02 92, 3.9% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	780	780
Washington Gen. Oblig. Participating VRDN Series Floaters XM 06 94, 3.89% 5/5/23 (Liquidity Facility Citibank NA) (b)(e)(f)	2,475	2,475
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0148, 3.96% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,830	6,830
Series 2015 XF0150, 3.96% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,100	5,100
Series XF 15 14, 3.91% 5/5/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,010	4,010
Series YX 12 10, 3.96% 5/5/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,100	2,100
TOTAL WASHINGTON		41,410
West Virginia - 0.1%
Morgantown Combined Util. Sys. Rev. Participating VRDN Series Floaters ZF 06 72, 3.91% 5/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,475	1,475
Wisconsin - 0.3%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,530	1,530
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 3.89% 5/5/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,320	2,320
Series Floaters XF 25 83, 3.89% 5/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
TOTAL WISCONSIN		7,850
TOTAL TENDER OPTION BOND (Cost $1,021,904)		1,021,904

Other Municipal Security - 15.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.3%
Huntsville Health Care Auth. Rev. Series 2023, 3.05% 6/7/23, CP	8,500	8,500
Alaska - 0.7%
Anchorage Gen. Oblig. TAN Series 2023, 4.25% 12/15/23	18,500	18,658
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (The Evangelical Lutheran Good Samaritan Society Proj.) Series 2013, 5.625% 6/1/23 (Pre-Refunded to 6/1/23 @ 100)	500	501
Colorado Health Facilities Auth. Rev. Bonds Bonds Series 2016 C:
5%, tender 11/15/23 (b)	1,935	1,949
5%, tender 11/15/23 (b)	530	534
TOTAL COLORADO		2,984
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2015 A, 5% 8/1/23	630	633
Florida - 1.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds Series 2023 A, 3% tender 6/7/23, LOC Bank of America NA, CP mode	6,600	6,600
Florida Local Govt. Fin. Cmnty. Series 2023 A1, 3.4% 6/6/23, LOC JPMorgan Chase Bank, CP	6,900	6,900
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2013 A, 5%	450	450
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 4.16%, tender 11/24/23 (b)(g)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 4.11%, tender 11/24/23 (b)(g)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 4.16%, tender 11/24/23 (b)(g)	16,400	16,400
TOTAL FLORIDA		51,950
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 2.5%, tender 8/1/23 (b)	3,400	3,400
Illinois - 0.4%
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.19%, tender 11/24/23 (b)(g)	10,510	10,510
Series 2014, 5% 8/1/23	465	467
Illinois Gen. Oblig. Bonds:
Series 2018 A, 5% 10/1/23	150	151
Series 2023 C, 5% 5/1/24 (h)	1,000	1,014
TOTAL ILLINOIS		12,142
Kansas - 0.0%
Wichita Gen. Oblig. BAN Series 310, 5% 10/13/23	600	603
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds Series 2013 C, 5% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	1,125	1,126
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 3.28%, tender 6/1/23 (b)	2,100	2,100
TOTAL MARYLAND		3,226
Michigan - 1.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.11%, tender 11/24/23 (b)(g)	8,885	8,885
Michigan Bldg. Auth. Rev. Series 2023, 3.23% 6/22/23, LOC JPMorgan Chase Bank, CP	24,700	24,700
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 3.28%, tender 6/1/23 (b)	1,500	1,500
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F1, 4%, tender 6/1/23 (b)	500	500
TOTAL MICHIGAN		35,585
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Series 2023 A:
2.88% 5/22/23, CP	4,600	4,600
3.15% 6/5/23, CP	1,650	1,650
3.25% 7/7/23, CP	2,300	2,300
TOTAL NEBRASKA		8,550
Nevada - 0.0%
Clark County School District Bonds Series 2016 B, 5% 6/15/23	610	611
New Jersey - 0.8%
Beachwood BAN Series 2023 A, 5% 2/28/24	2,100	2,124
New Jersey Econ. Dev. Auth. Bonds Series 2023 RRR, 5% 3/1/24	4,800	4,863
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2005 N1, 5.5% 9/1/23	8,900	8,967
Series 2013, 5% 5/31/23	200	200
New Jersey Edl. Facility Bonds Series 2014 A, 5% 9/1/23	1,200	1,206
New Jersey Gen. Oblig. Bonds Series 2020 A, 4% 6/1/23	260	260
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds (Hosp. Asset Transformation Prog.) Series 2017, 5% 10/1/23	2,800	2,820
Wood-Ridge Gen. Oblig. BAN Series 2023, 5.5% 2/27/24	1,300	1,319
TOTAL NEW JERSEY		21,759
New York - 0.5%
Casenovia Central School District BAN Series 2022, 4% 7/14/23	71	71
Delhi Central School District BAN Series 2022, 3.75% 6/29/23	2,225	2,224
Middle Country Century School District TAN Series 2022, 3.5% 6/28/23	3,300	3,300
North Hempstead Gen. Oblig. BAN Series 2022 C, 4.5% 9/22/23	6,100	6,136
Webster Central School District BAN Series 2022, 4% 6/28/23	3,000	3,004
TOTAL NEW YORK		14,735
North Carolina - 0.2%
North Carolina Ltd. Oblig. Bonds Series 2021 A, 5% 5/1/23	4,600	4,600
Ohio - 0.2%
Franklin County Rev. Bonds Series 2013 OH, 2.5%, tender 8/1/23 (b)	5,600	5,600
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Series 2023 A:
3.2% 7/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500	500
3.3% 7/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
TOTAL OKLAHOMA		4,500
Oregon - 0.1%
Oregon Gen. Oblig. Bonds Series 2021 A, 5% 5/1/23	1,250	1,250
Oregon St Dept. Trans. Rev. Series 2023 A1, 3.55% 5/4/23, LOC Wells Fargo Bank NA, CP	2,700	2,700
TOTAL OREGON		3,950
Pennsylvania - 0.0%
Southcentral Pennsylvania Gen. Auth. Rev. Bonds Series 2019 A, 5% 6/1/23	500	501
Tennessee - 0.2%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2023 A, 3.45% 5/17/23, LOC TD Banknorth, NA, CP	4,300	4,300
Texas - 7.4%
Austin Elec. Util. Sys. Rev. Series 2023 A:
3.1% 5/17/23 (Liquidity Facility JPMorgan Chase Bank), CP	23,700	23,700
3.15% 5/2/23 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
3.15% 5/17/23 (Liquidity Facility JPMorgan Chase Bank), CP	3,100	3,100
Fort Bend Independent School District Series 2023:
3.5% 6/23/23 (Liquidity Facility JPMorgan Chase Bank), CP	5,700	5,700
3.51% 6/23/23 (Liquidity Facility JPMorgan Chase Bank), CP	4,200	4,200
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2023 B1, 3.23% tender 6/1/23, CP mode	6,200	6,200
Series 2023 B3, 3.45% tender 7/6/23, CP mode	8,400	8,400
Harris County Gen. Oblig.:
Series 2023 A1:
3.1% 5/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,300	1,300
3.3% 6/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,200	3,200
Series 2023 D:
3.15% 5/3/23 (Liquidity Facility JPMorgan Chase Bank), CP	3,100	3,100
3.3% 6/6/23 (Liquidity Facility JPMorgan Chase Bank), CP	5,000	5,000
Series 2023 D2:
3.3% 5/3/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,960	3,960
3.6% 6/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,930	2,930
Series 2023 D3, 3.6% 6/5/23 (Liquidity Facility Wells Fargo Bank NA), CP	4,100	4,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2023 A, 3.65% 5/15/23, CP	3,000	3,000
Houston Util. Sys. Rev. Bonds Series 2014 C, 5% 5/15/23	1,340	1,341
Lower Colorado River Auth. Rev.:
Series 2023 B, 3.65% 5/30/23, LOC State Street Bank & Trust Co., Boston, CP	4,400	4,400
Series 2023:
3.4% 5/25/23, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,755	11,755
3.6% 5/25/23, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	18,200	18,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.19%, tender 11/24/23 (b)(g)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 4.19%, tender 11/24/23 (b)(g)	11,600	11,600
Texas A&M Univ. Rev. Bonds Series 2022, 5% 5/15/23	1,250	1,251
Univ. of Texas Board of Regents Sys. Rev. Series 2023 A:
2.82% 6/14/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,500	7,500
2.95% 6/13/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,300	7,300
3.2% 8/1/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,100	2,100
3.25% 6/21/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,800	4,800
3.4% 7/5/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,800	2,800
3.55% 6/2/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,200	5,200
3.65% 5/25/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,500	6,500
Univ. of Texas Permanent Univ. Fund Rev. Series 2023 A:
2.95% 6/13/23, CP	7,200	7,200
3.35% 6/26/23, CP	7,700	7,700
3.45% 6/26/23, CP	5,400	5,400
3.45% 6/26/23, CP	5,300	5,300
3.55% 6/2/23, CP	5,200	5,200
TOTAL TEXAS		204,537
Washington - 0.0%
Port of Seattle Rev. Bonds Series 2021 B, 5% 6/1/23	1,000	1,002
Wisconsin - 0.6%
Wisconsin Gen. Oblig.:
Bonds Series 2022 1, 5% 5/1/23	2,900	2,900
Series 2023:
3.22% 1/3/24, CP	9,800	9,800
3.28% 12/1/23, CP	2,768	2,768
TOTAL WISCONSIN		15,468
TOTAL OTHER MUNICIPAL SECURITY (Cost $427,794)		427,794

Investment Company - 4.3%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 3.77% (i)(j) (Cost $119,102)	119,075	119,102

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $2,721,955)	2,721,955
NET OTHER ASSETS (LIABILITIES) - 2.0%	54,959
NET ASSETS - 100.0%	2,776,914

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,460,000 or 1.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,325,000 or 1.2% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 4.06%, tender 5/4/23 (Liquidity Facility Royal Bank of Canada)	5/03/21	670

Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.06%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	300

Broward County Convention Ctr. Bonds Series MS 00 11, 3.84%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	1/19/23	6,600

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.04%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	1,900

Indiana Health Facility Fing. Auth. Rev. Bonds Series MS 00 12, 3.96%, tender 6/1/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	2/09/23	9,455

Michigan Hosp. Fin. Auth. Rev. Bonds Series MS 00 15, 3.96%, tender 6/1/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	3/23/23	8,500

North Texas Tollway Auth. Rev. Bonds Series G-112, 4.06%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	400

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 4.06%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	800

Port Auth. of New York & New Jersey Series 1997 1, 3.91% 5/30/23, VRDN	7/31/20	3,000

RBC Muni. Products, Inc. Trust Bonds Series G 123, 4.06%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	700

RBC Muni. Products, Inc. Trust Bonds Series G 124, 4.06%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	900

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.06%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	500

Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 4.06%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	300

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 4.06%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.77%	435,082	297,897	613,899	3,714	22	-	119,102	13.6%
Total	435,082	297,897	613,899	3,714	22	-	119,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Fidelity® Tax-Exempt Money Market Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,602,853)	$2,602,853
Fidelity Central Funds (cost $119,102)	119,102

Total Investment in Securities (cost $2,721,955)		$2,721,955
Cash		12,845
Receivable for investments sold
Regular delivery		20,000
Delayed delivery		53,675
Receivable for fund shares sold		10,685
Interest receivable		13,465
Distributions receivable from Fidelity Central Funds		339
Prepaid expenses		1
Receivable from investment adviser for expense reductions		151
Other receivables		3
Total assets		2,833,119
Liabilities
Payable for investments purchased
Regular delivery	$44,657
Delayed delivery	1,014
Payable for fund shares redeemed	8,679
Distributions payable	862
Accrued management fee	585
Distribution and service plan fees payable	25
Other affiliated payables	353
Other payables and accrued expenses	30
Total Liabilities		56,205
Net Assets		$2,776,914
Net Assets consist of:
Paid in capital		$2,777,046
Total accumulated earnings (loss)		(132)
Net Assets		$2,776,914

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value , offering price and redemption price per share ($39,279 ÷ 39,228 shares)		$1.00
Daily Money Class :
Net Asset Value , offering price and redemption price per share ($40,904 ÷ 40,850 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund :
Net Asset Value , offering price and redemption price per share ($1,102,258 ÷ 1,100,797 shares)		$1.00
Premium Class :
Net Asset Value , offering price and redemption price per share ($1,594,473 ÷ 1,592,322 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Interest		$35,119
Income from Fidelity Central Funds		3,704
Total Income		38,823
Expenses
Management fee	$3,451
Transfer agent fees	2,006
Distribution and service plan fees	161
Accounting fees and expenses	127
Custodian fees and expenses	15
Independent trustees' fees and expenses	5
Registration fees	190
Audit	19
Legal	2
Miscellaneous	4
Total expenses before reductions	5,980
Expense reductions	(950)
Total expenses after reductions		5,030
Net Investment income (loss)		33,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	118
Fidelity Central Funds	22
Capital gain distributions from Fidelity Central Funds	10
Total net realized gain (loss)		150
Net increase in net assets resulting from operations		$33,943
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,793	$13,837
Net realized gain (loss)	150	(265)
Net increase in net assets resulting from operations	33,943	13,572
Distributions to shareholders	(33,789)	(13,836)
Share transactions - net increase (decrease)	9,311	190,729
Total increase (decrease) in net assets	9,465	190,465

Net Assets
Beginning of period	2,767,449	2,576,984
End of period	$2,776,914	$2,767,449

Financial Highlights
Fidelity® Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.009	.003	- B	.002	.007	.004
Net realized and unrealized gain (loss)	- B	- B	.001	.001	- B	- B
Total from investment operations	.009	.003	.001	.003	.007	.004
Distributions from net investment income	(.009)	(.003)	- B	(.002)	(.007)	(.004)
Distributions from net realized gain	-	-	(.001)	(.001)	-	- B
Total distributions	(.009)	(.003)	(.001)	(.003)	(.007)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.94%	.27%	.07%	.30%	.68%	.44%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.98% G	.97%	.97%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.95% G	.56%	.13%	.63%	.95%	.95%
Expenses net of all reductions	.95% G	.56%	.13%	.63%	.95%	.95%
Net investment income (loss)	1.88% G	.28%	.01%	.25%	.68%	.43%
Supplemental Data
Net assets, end of period (in millions)	$39	$45	$45	$48	$53	$64

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Annualized.

Fidelity® Tax-Exempt Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.011	.004	- B	.004	.009	.007
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B	- B
Total from investment operations	.011	.004	.001	.004	.009	.007
Distributions from net investment income	(.011)	(.004)	- B	(.004)	(.009)	(.007)
Distributions from net realized gain	-	-	(.001)	- B	-	- B
Total distributions	(.011)	(.004)	(.001)	(.004)	(.009)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.07%	.36%	.07%	.41%	.94%	.69%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.73% G	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.70% G	.45%	.13%	.51%	.70%	.70%
Expenses net of all reductions	.70% G	.45%	.13%	.51%	.70%	.70%
Net investment income (loss)	2.13% G	.38%	.01%	.36%	.94%	.68%
Supplemental Data
Net assets, end of period (in millions)	$41	$44	$53	$62	$70	$85

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Fidelity® Tax-Exempt Money Market Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.012	.005	- B	.005	.012	.009
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B	- B
Total from investment operations	.012	.005	.001	.005	.012	.009
Distributions from net investment income	(.012)	(.005)	- B	(.005)	(.012)	(.009)
Distributions from net realized gain	-	-	(.001)	- B	-	- B
Total distributions	(.012)	(.005)	(.001)	(.005)	(.012)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.21%	.49%	.07%	.53%	1.19%	.95%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.48% G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.42% G	.32%	.13%	.39%	.45%	.45%
Expenses net of all reductions	.42% G	.32%	.13%	.39%	.45%	.45%
Net investment income (loss)	2.41% G	.51%	.01%	.49%	1.18%	.93%
Supplemental Data
Net assets, end of period (in millions)	$1,102	$1,202	$1,315	$1,484	$1,827	$2,258

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

Fidelity® Tax-Exempt Money Market Fund Premium Class

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.013	.006	- B	.006	.013	.011
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B	- B
Total from investment operations	.013	.006	.001	.006	.013	.011
Distributions from net investment income	(.013)	(.006)	- B	(.006)	(.013)	(.011)
Distributions from net realized gain	-	-	(.001)	(.001)	-	- B
Total distributions	(.013)	(.006)	(.001)	(.006) C	(.013)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.27%	.57%	.07%	.64%	1.31%	1.07%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.38% H	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.30% H	.26%	.13%	.31%	.33%	.33%
Expenses net of all reductions	.30% H	.26%	.13%	.31%	.33%	.33%
Net investment income (loss)	2.53% H	.58%	.01%	.56%	1.30%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$1,594	$1,476	$1,165	$1,406	$1,591	$1,497

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor Class C shares will automatically convert to Daily Money Class shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.   Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Treasury Money Market Fund	$365

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Treasury Money Market Fund	$39,553,895	$-	$-	$-
Fidelity Tax-Exempt Money Market Fund	2,721,955	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Total capital loss carryforward
Fidelity Treasury Money Market Fund	$(280)	$(280)
Fidelity Tax-Exempt Money Market Fund	(265)	(265)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of   .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Treasury Money Market Fund
Capital Reserves Class	.25%	.25%	$4,130	$252
Daily Money Class	- %	.25%	2,621	297
Advisor C Class	.75%	.25%	543	119
			$7,294	$668
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.25%	.25%	$106	$96
Daily Money Class	- %	.25%	55	38
			$161	$134

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market - Advisor C. In addition, FDC receives deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$- B
Advisor C Class A	$37

A   When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B   Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Fidelity Treasury Money Market Fund
Capital Reserves Class	$1,652
Daily Money Class	2,096
Advisor C Class	109
Fidelity Treasury Money Market Fund	24,624
$28,481
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	$43
Daily Money Class	44
Fidelity Tax-Exempt Money Market Fund	1,164
Premium Class	755
$2,006
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Treasury Money Market Fund	- A
Fidelity Tax-Exempt Money Market Fund	.01

A   Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Treasury Money Market Fund	-	-	-
Fidelity Tax-Exempt Money Market Fund	221,521	262,350	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Treasury Money Market Fund
Capital Reserves Class	.95%	$201
Daily Money Class	.70%	240
Advisor C Class	1.45%	14
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class	.95%	$7
Daily Money Class	.70%	7
Fidelity Tax-Exempt Money Market Fund	.42%	344
Premium Class	.30%	588

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Treasury Money Market Fund	$11	$- A
Daily Money Class	-	1
Fidelity Tax-Exempt Money Market Fund	4	-

A   Amount represents less than .005%.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Treasury Money Market Fund
Distributions to shareholders
Capital Reserves Class	$28,396	$7,806
Daily Money Class	38,602	11,250
Advisor C Class	1,569	401
Fidelity Treasury Money Market Fund	652,062	220,105
Total	$720,629	$239,562
Fidelity Tax-Exempt Money Market Fund
Distributions to shareholders
Capital Reserves Class	$397	$122
Daily Money Class	464	160
Fidelity Tax-Exempt Money Market Fund	13,927	5,893
Premium Class	19,001	7,661
Total	$33,789	$13,836
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Treasury Money Market Fund
Capital Reserves Class
Shares sold	6,258,841	9,132,711	$6,258,841	$9,132,711
Reinvestment of distributions	18,850	4,877	18,850	4,877
Shares redeemed	(5,802,415)	(9,136,531)	(5,802,415)	(9,136,531)
Net increase (decrease)	475,276	1,057	$475,276	$1,057
Daily Money Class
Shares sold	4,521,339	5,924,283	$4,521,339	$5,924,283
Reinvestment of distributions	25,559	7,459	25,559	7,459
Shares redeemed	(4,132,288)	(5,837,369)	(4,132,288)	(5,837,369)
Net increase (decrease)	414,610	94,373	$414,610	$94,373
Advisor C Class
Shares sold	33,184	141,870	$33,184	$141,870
Reinvestment of distributions	1,540	396	1,540	396
Shares redeemed	(65,066)	(97,275)	(65,066)	(97,275)
Net increase (decrease)	(30,342)	44,991	$(30,342)	$44,991
Fidelity Treasury Money Market Fund
Shares sold	100,562,501	141,392,543	$100,562,501	$141,392,543
Reinvestment of distributions	447,883	149,964	447,883	149,964
Shares redeemed	(95,058,325)	(142,440,166)	(95,058,325)	(142,440,166)
Net increase (decrease)	5,952,059	(897,659)	$5,952,059	$(897,659)
Fidelity Tax-Exempt Money Market Fund
Capital Reserves Class
Shares sold	3,727	7,441	$3,727	$7,441
Reinvestment of distributions	380	116	380	116
Shares redeemed	(9,924)	(7,087)	(9,924)	(7,087)
Net increase (decrease)	(5,817)	470	$(5,817)	$470
Daily Money Class
Shares sold	30,206	21,523	$30,206	$21,523
Reinvestment of distributions	392	137	392	137
Shares redeemed	(33,922)	(30,324)	(33,922)	(30,324)
Net increase (decrease)	(3,324)	(8,664)	$(3,324)	$(8,664)
Fidelity Tax-Exempt Money Market Fund
Shares sold	287,393	267,433	$287,393	$267,433
Reinvestment of distributions	12,794	5,490	12,794	5,490
Shares redeemed	(400,284)	(384,606)	(400,284)	(384,606)
Net increase (decrease)	(100,097)	(111,683)	$(100,097)	$(111,683)
Premium Class
Shares sold	1,299,765	1,359,383	$1,299,765	$1,359,383
Reinvestment of distributions	15,741	6,439	15,741	6,439
Shares redeemed	(1,196,957)	(1,055,216)	(1,196,957)	(1,055,216)
Net increase (decrease)	118,549	310,606	$118,549	$310,606

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Treasury Money Market Fund
Capital Reserves Class	.95%
Actual		$ 1,000	$ 1,017.20	$ 4.75
Hypothetical- B		$ 1,000	$ 1,020.08	$ 4.76
Daily Money Class	.70%
Actual		$ 1,000	$ 1,018.40	$ 3.50
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51
Advisor C Class	1.45%
Actual		$ 1,000	$ 1,014.70	$ 7.24
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.25
Fidelity® Treasury Money Market Fund	.42%
Actual		$ 1,000	$ 1,019.90	$ 2.10
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.11
Fidelity® Tax-Exempt Money Market Fund
Capital Reserves Class	.95%
Actual		$ 1,000	$ 1,009.40	$ 4.73
Hypothetical- B		$ 1,000	$ 1,020.08	$ 4.76
Daily Money Class	.70%
Actual		$ 1,000	$ 1,010.70	$ 3.49
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51
Fidelity® Tax-Exempt Money Market Fund	.42%
Actual		$ 1,000	$ 1,012.10	$ 2.10
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.11
Premium Class	.30%
Actual		$ 1,000	$ 1,012.70	$ 1.50
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.703547.125
DMFI-SANN-0623

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023